Income Taxes - Schedule of Components of Benefit for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal					$ 0	$ 0
State					(1)	13
Total current income tax (benefit) expense					(1)	13
Deferred income tax benefit:
Federal					(16,279)	(16,514)
State					(2,803)	(11,247)
Total deferred income tax benefit					(19,082)	(27,761)
Changes in tax rate					2,155	(1,471)
Changes in valuation allowance					16,927	29,232
Total	$ 1	$ 0	$ 20	$ 0	$ (1)	$ 13